Segmental analysis - Assets and Liabilities (Details) - GBP (£) £ in Millions	Jun. 30, 2018	Jan. 01, 2018	Dec. 31, 2017
Segmental analysis
Assets	£ 748,336	£ 738,111	£ 738,056
Liabilities	699,845	£ 689,089	688,963
Personal and Business Banking (PBB)
Segmental analysis
Assets	217,175		215,200
Liabilities	205,421		203,263
UK Personal & Business Banking
Segmental analysis
Assets	192,283		190,636
Liabilities	184,624		183,410
Ulster Bank RoI
Segmental analysis
Assets	24,892		24,564
Liabilities	20,797		19,853
Commercial and Private Banking (CPB)
Segmental analysis
Assets	162,725		169,835
Liabilities	129,416		132,193
Commercial Banking
Segmental analysis
Assets	141,849		149,545
Liabilities	102,794		105,144
Private Banking
Segmental analysis
Assets	20,876		20,290
Liabilities	26,622		27,049
RBS International
Segmental analysis
Assets	29,827		25,867
Liabilities	28,574		29,077
NatWest Markets
Segmental analysis
Assets	284,976		277,886
Liabilities	266,447		248,553
Central Items & other
Segmental analysis
Assets	53,633		49,268
Liabilities	£ 69,987		£ 75,877